Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended			3 Months Ended	12 Months Ended				10 Months Ended	12 Months Ended											142 Months Ended		3 Months Ended						1 Months Ended	3 Months Ended
	Feb. 28, 2013	Mar. 31, 2011	Jul. 31, 2009	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2000 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2008 Aldagen Inc [Member] sqft	Dec. 31, 2007 Aldagen Inc [Member]	Dec. 31, 2006 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member]	Dec. 31, 2004 Aldagen Inc [Member]	Dec. 31, 2003 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Mar. 02, 2000 Aldagen Inc [Member]	Mar. 31, 2013 Maryland [Member] sqft	Mar. 31, 2013 North Carolina [Member] sqft	Mar. 31, 2013 North Carolina [Member] April 30, 2013 [Member]	Mar. 31, 2013 North Carolina [Member] December 31, 2013 [Member]	Mar. 31, 2013 Lease One [Member] Maryland [Member]	Mar. 31, 2013 Lease Two [Member] Maryland [Member]	Jan. 31, 2013 Machinery and Equipment [Member]	Sep. 30, 2008 Minimum [Member]	Sep. 30, 2008 Maximum [Member]
Estimated Research Development Cost																														$ 500,000	$ 700,000
Research And Development				360,000		360,000
Letter Of Credit			50,000
Deposit Interest Rate			0.20%	0.20%
Deposit Maturity Date			Jun. 24, 2013
Shares Issuable Contingent Condition Description				This exchange was contingent on the Company's attaining aggregate gross revenues for four consecutive quarters of at least $10,000,000 and if met would result in the issuance of 325,000 shares of the Company's Common stock.	This exchange was contingent on the Company's attaining aggregate gross revenues for four consecutive quarters of at least $10,000,000 and if met would result in the issuance of 325,000 shares of the Company's Common stock.
Shares Issuable Contingent Revenue Criteria					10,000,000
Contingently Issuable Shares				325,000	325,000
Contingently Issuable Shares Amount				471,000	471,000
Share Based Compensation Arrangement By Share Based Payment Award Options Vested In Period		50,000
Share Based Compensation Vesting and Forfeiture Condition					In August 2012, the Company chose to materially modify the objectives and strategy of the project, upon which 50% of the then unvested options became immediately vested and the remaining 50% were cancelled.
Long-term Purchase Commitment, Amount																													1,092,000
Operating Leases, Area																							7,200	16,300
Business Acquisition, Contingent Consideration, Shares Issuable				20,309,723	20,309,723
Operating Expense Recognized Value	1,006,000
Options granted (Number of shares)		250,000		303,000					35,000		2,259,348	25,000	2,348,833	2,196,369	953,842	212,289	553,500	1,829,500	334,000	540,000
Balance Outstanding (Number of shares)		200,000			200,000		7,339,593	7,705,343	35,000	7,339,593	7,705,343	6,655,387	6,641,333	4,342,500	2,447,131	1,693,289	2,641,000	2,484,500	815,000	575,000	7,339,593	0
Land Subject to Ground Leases													5,293
Operating Leases, Rent Expense										129,802	129,802										1,448,520				11,000	6,000	600	4,000
Capital Leased Assets, Gross										83,253	64,186										83,253
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment				$ 1,590,749	$ 1,374,928		$ 641,050			$ 2,614,809	$ 2,252,564										$ 2,614,809